Consolidated cash flow statement of Aegon Ltd. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [LineItems]
Result before tax from continuing operations	€ 1,045	€ 660	€ (391)
Result before tax from discontinued operations	0	0	458
Impairment loss on measurement of disposal group	0	0	(413)
Result before tax from continuing and discontinued operations	1,045	660	(346)
Results from financial transactions	(26,228)	(20,665)	(20,540)
Amortization and depreciation	(167)	(31)	(163)
Impairment losses	69	237	116
Results from (re)insurance contracts and investment contracts with discretionary participation features	19,152	15,519	17,673
Income from joint ventures	(303)	(238)	(200)
Income from associates	(200)	(345)	(118)
Release of cash flow hedging reserve	(127)	(124)	(130)
Other	187	445	892
Adjustments of non-cash items	(7,618)	(5,201)	(2,469)
Investment contracts without discretionary participation features	13,774	12,760	9,742
Accrued expenses and other liabilities	95	(586)	(442)
Accrued income and prepayments	(156)	(71)	1,325
Changes in accruals	13,713	12,102	10,626
Insurance contracts	(11,333)	(11,904)	(11,770)
Investment contracts with discretionary participation features	(2,744)	(2,525)	(2,030)
Reinsurance contracts held	(1,681)	1,869	923
Purchase of investments (other than money market investments)	(65,066)	(48,545)	(43,445)
Purchase of derivatives	46	(64)	(1,011)
Disposal of investments (other than money market investments)	74,296	52,606	52,576
Disposal of derivatives	(188)	(107)	(1,612)
Net change in cash collateral	(8)	(1,282)	1,592
Net purchase of money market investments	(94)	3,244	(1,853)
Cash flow movements on operating items not reflected in income	(6,771)	(6,708)	(6,631)
Tax (paid)/ received	76	(80)	(321)
Other	(10)	(12)	4
Net cash flows from operating activities	434	762	864
Purchase of intangible assets (other than future servicing rights)	(13)	(15)	(51)
Purchase of equipment and real estate for own use	(41)	(51)	(65)
Acquisition of subsidiaries, net of cash	(13)	(41)	(34)
Acquisition/capital contributions joint ventures and associates	(82)	(8)	(253)
Disposal of intangible asset	0	0	3
Disposal of equipment	5	20	46
Disposal of subsidiaries and businesses, net of cash	(2)	19	(1,964)
Disposal joint ventures and associates	756	37	12
Dividend received from joint ventures and associates	400	340	310
Other	0	(1)	0
Net cash flows from investing activities	1,010	300	(1,996)
Purchase of treasury shares	(549)	(925)	(1,072)
Proceeds from TRUPS, Subordinated borrowings and borrowings	946	700	2,670
Repayment of TRUPS 1, subordinated loans and borrowings	(1,707)	(909)	(4,230)
Dividends paid	(596)	(521)	(494)
Coupons on perpetual securities	(67)	(68)	(65)
Payment of lease liabilities	(33)	(37)	(39)
Change in ownership non-controlling interests	(30)	2	(11)
Other	1	3	0
Net cash flows from financing activities	(2,035)	(1,755)	(3,241)
Net increase / (decrease) in cash and cash equivalents	(591)	(694)	(4,373)
Net cash and cash equivalents at the beginning of the year	3,469	4,074	8,486
Effects of changes in exchange rate	(144)	88	(38)
Net cash and cash equivalents at the end of the year	€ 2,733	€ 3,469	€ 4,074